Financial expense, net	3 Months Ended
Mar. 31, 2022
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expense
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2022 and 2021:

	For the three-month period ended March 31,
	2022	2021
Financial income	($ in thousands)
Interest income from loans and credits	383	511
Interest rate gains on derivatives: cash flow hedges	609	601
Total	992	1,112

	For the three-month period ended March 31,
	2022	2021
Financial expense	($ in thousands)
Interest on loans and notes	(71,126)	(71,024)
Interest rates losses derivatives: cash flow hedges	(12,276)	(14,143)
Total	(83,402)	(85,166)

Interest on loans and notes primarily include interest on corporate and project debt.
Losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.
Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2022, and 2021:

	For the three-month period ended March 31,
Other financial income / (expenses)	2022	2021
	($ in thousands)
Other financial income	4,124	6,662
Other financial losses	(5,254)	(3,687)
Total	(1,130)	2,975

Other financial income in the three-month period ended March 31, 2022, include $1.1  million of income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied, and $1.9 million income further to the change in the fair value of the conversion option of the Green Exchangeable Notes since December 2021 (Note 14). Residual items primarily relate to interest on deposits and loans, including non-monetary changes to the amortized cost of such loans.
Other financial losses include guarantees and letters of credit, other bank fees and other minor financial expenses.